Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Common Stock Subscribed	Additional Paid in Capital	Deficit Accumulated During the Development Stage
Balance at Mar. 10, 2010	$ 100	$ 0	$ 0	$ 100	$ 0
Balance (in shares) at Mar. 10, 2010		0
Issuance of common stock (in shares)		35,284,000
Issuance of common stock	0	35,284	(35,284)	0	0
Net loss	(505,630)	0	0	0	(505,630)
Balance at Jun. 30, 2011	(505,530)	35,284	(35,284)	100	(505,630)
Balance (in shares) at Jun. 30, 2011		35,284,000
Balance at Mar. 23, 2010	100	0	0	100	0
Balance (in shares) at Mar. 23, 2010		0
Net loss	(300,589)	0	0	0	(300,589)
Balance at Dec. 31, 2010	(300,489)	0	0	100	(300,589)
Balance (in shares) at Dec. 31, 2010		0
Issuance of common stock (in shares)		35,284,000
Issuance of common stock	0	35,284	(35,284)	0	0
Net loss	(590,215)	0	0	0	(590,215)
Balance at Dec. 31, 2011	(890,704)	35,284	(35,284)	100	(890,804)
Balance (in shares) at Dec. 31, 2011		35,284,000
Balance at Jun. 30, 2011	(505,530)	35,284	(35,284)	100	(505,630)
Balance (in shares) at Jun. 30, 2011		35,284,000
Net loss	(783,383)	0	0	0	(783,383)
Balance at Jun. 30, 2012	(1,288,913)	35,284	(35,284)	100	(1,289,013)
Balance (in shares) at Jun. 30, 2012		35,284,000
Balance at Dec. 31, 2011	(890,704)	35,284	(35,284)	100	(890,804)
Balance (in shares) at Dec. 31, 2011		35,284,000
Net loss	(398,209)	0	0	0	(398,209)
Balance at Jun. 30, 2012	(1,288,913)	35,284	(35,284)	100	(1,289,013)
Balance (in shares) at Jun. 30, 2012		35,284,000
Stock-based compensation	3,687,502	0	0	3,687,502	0
Warrant expense	191,126	0	0	191,126	0
Conversion of equity in reverse merger acquisition	(24,470)	4,716	35,284	(64,470)	0
Conversion of equity in reverse merger acquisition (in shares)		4,716,000
Net loss	(6,727,457)	0	0	0	(6,727,457)
Balance at Jun. 30, 2013	(4,162,212)	40,000	0	3,814,258	(8,016,470)
Balance (in shares) at Jun. 30, 2013		40,000,000
Stock-based compensation	165,318	0	0	165,318	0
Net loss	(819,531)	0	0	0	(819,531)
Balance at Sep. 30, 2013	$ (4,816,425)	$ 40,000	$ 0	$ 3,979,576	$ (8,836,001)
Balance (in shares) at Sep. 30, 2013		40,000,000